VOYA MUTUAL FUNDS

Voya Multi-Manager International Small Cap Fund

(the “Fund”)

Supplement dated March 30, 2015

to the Fund’s Class A, Class B, Class C, Class I, Class O,

and Class W shares Prospectus dated February 27, 2015

Effective, March 26, 2015, Constantine Papageorgiou is removed as a portfolio manager of the Fund and Brendan O. Bradley is added as a portfolio manager of the Fund. The Fund’s prospectus is hereby revised as follows:

1.	The sub-section entitled “Portfolio Management – Portfolio Managers” of the summary section of the Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:

Portfolio Managers
Brendan O. Bradley, Ph.D.	John R. Chisholm, CFA
Portfolio Manager (since 03/15)	Portfolio Manager (since 03/05)
Brian K. Wolahan, CFA
Portfolio Manager (since 02/09)

2.	The seventh paragraph of the sub-section entitled “Management of the Funds – The Sub-Advisers and Portfolio Managers – Voya Multi-Manager International Small Cap Fund – Acadian Asset Management LLC” of the Fund’s Prospectus is hereby deleted and the following paragraph is added:

Brendan O. Bradley, Ph.D., Senior Vice President and Director of Portfolio Management, joined Acadian in September 2004 as a senior member of the Research and Portfolio Management team. In 2010, he was appointed Director of Managed Volatility Strategies, and in 2013 became Director, Portfolio Management, overseeing portfolio management policy.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

VOYA MUTUAL FUNDS

Voya Multi-Manager International Small Cap Fund

(the “Fund”)

Supplement dated March 30, 2015

to the Fund’s Class A, Class B, Class C, Class I, Class O,

and Class W shares Statement of Additional Information (“SAI”)

dated February 27, 2015

Effective March 26, 2015, Constantine Papageorgiou is removed as portfolio manager and Brendan O. Bradley is added as portfolio manager of the Fund. The Fund’s SAI is hereby revised as follows:

All references to Constantine Papageorgiou as portfolio manager of the Fund are hereby deleted in their entirety.

1.	The tables in the sub-sections entitled “Other Accounts Managed” and “Ownership of Securities” under the section entitled “Portfolio Managers – Voya Multi-Manager International Small Cap Fund – Acadian” in the Fund’s SAI are hereby revised to include the following:

Other Accounts Managed

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Brendan O. Bradley[4]	11[5]	$6,744,431,191.81	68[6]	$18,833,915,934.04	161[7]	$47,446,768,710.61

4. As of February 28, 2015.

5. One of these accounts with total assets of $1,535,908,345.11 is subject to a performance-based advisory fee.

6. Ten of these accounts with total assets of $2,227,516,923.97 are subject to a performance-based advisory fee.

7. Seventeen of these accounts with total assets of $8,506,834,348.12 are subject to a performance-based advisory fee.

Ownership of Securities

Portfolio Manager	Dollar Range of Fund Shares Owned
Brendan O. Bradley[1]	None
1.	As of February 28, 2015.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE